EMPLOYEE POST-RETIREMENT BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net change in the Level III fair value category
Plan assets at fair value - end of year	1,857	1,685
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value - end of year	19	20
Other Investments: Private Equity Funds
Net change in the Level III fair value category
Plan assets at fair value - end of year	19	20
Other Investments: Private Equity Funds | Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value - beginning of year	20	21
Realized and unrealized losses	(1)	(2)
Purchases and sales		1
Plan assets at fair value - end of year	19	20